Earnings or Loss per CPO/Share	12 Months Ended
Dec. 31, 2024
Earnings or Loss per CPO/Share
Earnings or Loss per CPO/Share
25.	Earnings or Loss per CPO/Share

Basic (Loss) Earnings per CPO/Share

For the years ended December 31, 2024 and 2023, the weighted average for basic (loss) earnings per CPO/Share of outstanding total shares, CPOs and Series “A,” Series “B,” Series “D,” and Series “L” Shares (not in the form of CPO units), was as follows (in thousands):

	2024	2023
Total Shares	317,805,944	327,174,298
CPOs	2,235,675	2,316,161
Shares not in the form of CPO units:
Series “A” Shares	56,231,339	56,182,809
Series “B” Shares	187	187
Series “D” Shares	239	239
Series “L” Shares	239	239

Basic (loss) earnings per CPO and per each Series “A,” Series “B,” Series “D,” and Series “L” Share (not in the form of a CPO unit) attributable to stockholders of the Company for the years ended December 31, 2024, 2023 and 2022, are presented as follows:

	2024				2023				2022
			Per				Per				Per
	Per CPO		Share (*)		Per CPO		Share (*)		Per CPO		Share (*)
Continuing operations	Ps.	(3.06)	Ps.	(0.03)	Ps.	(3.24)	Ps.	(0.03)	Ps.	(4.28)	Ps.	(0.03)
Discontinued operations		0.02		0.00		0.23		0.00		20.08		0.17
Basic (loss) earnings per CPO/Share attributable to stockholders of the Company	Ps.	(3.04)	Ps.	(0.03)	Ps.	(3.01)	Ps.	(0.03)	Ps.	15.80	Ps.	0.14

(*) Series “A,” “B,” “D,” and “L” Shares not in the form of CPO units.

Diluted (Loss) Earnings per CPO/Share

Diluted (loss) earnings per CPO and per Share attributable to stockholders of the Company are calculated in connection with CPOs and shares in the LTRP unless anti-dilutive.

For the years ended December 31, 2024 and 2023, the weighted average for diluted (loss) earnings per CPO/Share of outstanding total shares, CPOs and Series “A,” Series “B,” Series “D,” and Series “L” Shares (not in the form of CPO units), was as follows (in thousands):

	2024	2023
Total Shares	340,621,798	343,520,658
CPOs	2,387,500	2,412,277
Shares not in the form of CPO units:
Series “A” Shares	58,926,613	58,926,613
Series “B” Shares	2,357,208	2,357,208
Series “D” Shares	239	239
Series “L” Shares	239	239

Diluted (loss) earnings per CPO and per each Series “A,” Series “B,” Series “D,” and Series “L” Share (not in the form of a CPO unit) attributable to stockholders of the Company for the years ended December 31, 2024, 2023 and 2022, are presented as follows:

	2024				2023				2022
			Per				Per				Per
	Per CPO		Share (*)		Per CPO		Share (*)		Per CPO		Share (*)
Continuing operations	Ps.	(3.06)	Ps.	(0.03)	Ps.	(3.24)	Ps.	(0.03)	Ps.	(4.28)	Ps.	(0.03)
Discontinued operations		0.02		0.00		0.23		0.00		20.08		0.17
Diluted (loss) earnings per CPO/Share attributable to stockholders of the Company	Ps.	(3.04)	Ps.	(0.03)	Ps.	(3.01)	Ps.	(0.03)	Ps.	15.80	Ps.	0.14

(*) Series “A,” “B,” “D,” and “L” Shares not in the form of CPO units.